FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       April 5, 2005


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total:	$81,010


List of Other Included Managers:

NONE

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							FORM 13F INFORMATION TABLE

						       VALUE	SHRS OR	SH/ PUT/ INVESTMENT  OTHER	VOTING AUTHORITY
NAME OF ISSUER		   TITLE OF CLASS CUSIP	     (x$1000)	PRN AMT	PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE

AQUILINE RESOURCES INC	   COM		  03839N100	1116	1000000	SH	  sole	     n/a     1000000	0	0
BERKSHIRE HATHAWAY INC	   CL B COM	  084670207	1428	    500	SH	  sole	     n/a	 500	0	0
CAPSTONE GOLD CORP	   COM		  14067U104	 496	 500000	SH	  sole	     n/a      500000	0	0
CHENIERE ENERGY INC	   COM		  16411R208    10967	 170000	SH	  sole	     n/a      170000	0	0
CHINA MENGNIU DAIRY CO LTD COM	  	  573931NZ1	1359	2000000	SH	  sole	     n/a     2000000	0	0
CRYSTALLEX INTL CORP	   COM		  22942F101	1755	 500000	SH	  sole	     n/a      500000	0	0
DATATRAK INTERNATIONAL INC COM	  	  238134100	6300	 375000	SH	  sole	     n/a      375000	0	0
ENDWAVE CORP		   COM		  29264A206	3560	 150000	SH	  sole	     n/a      150000	0	0
ENERGY METALS CORP	   COM		  29271B106	 481	 200000	SH	  sole	     n/a      200000	0	0
EVERGREEN SOLAR INC	   COM		  30033R108	8484	1200000	SH	  sole	     n/a     1200000	0	0
FRONTEER DEVELOPMENT GROUP COM	  	  35903Q106	1980	 900000	SH	  sole	     n/a      900000	0	0
GATEWAY GOLD CORP	   COM		  36761P107	 333	 350000	SH	  sole	     n/a      350000	0	0
GRANT PRIDECO INC	   COM		  38821G101	2416	 100000	SH	  sole	     n/a      100000	0	0
HARMONY GOLD MINING LTD	   SPONS ADR	  413216300	 780	 100000	SH	  sole	     n/a      100000	0	0
IMA EXPLORATION INC	   COM		  449664101	  95	  31100	SH	  sole	     n/a       31100	0	0
JOY GLOBAL INC		   COM		  481165108	3155	  90000	SH	  sole	     n/a       90000	0	0
KFX INC			   COM		  48245L107	 670	  50000	SH	  sole	     n/a       50000	0	0
MAJOR DRILLING GROUP	   COM		  560909103	5579	 500000	SH	  sole	     n/a      500000	0	0
NATIONAL-OILWELL VARCO INC COM	  	  637071101	2335	  50000	SH	  sole	     n/a       50000	0	0
NOVAGOLD RESOURCES INC	   COM		  66987E206	4155	 500000	SH	  sole	     n/a      500000	0	0
OXIANA LTD		   COM		   6397825	3904	5000000	SH	  sole	     n/a     5000000	0	0
PYR ENERGY		   COM		  693677106	 474	 300000	SH	  sole	     n/a      300000	0	0
SASOL LTD		   SPONS ADR	  803866300	9540	 400000	SH	  sole	     n/a      400000	0	0
SOLARWORLD AG		   COM		   5819869	 775	   6200	SH	  sole	     n/a        6200	0	0
SONIC ENVIRONMENTAL SOL	   COM		  835452103	1339	 600000	SH	  sole	     n/a      600000	0	0
STREETTRACKS GOLD TRUST    ETF		  863307104	4282	 100000	SH	  sole	     n/a      100000	0	0
SULPHCO INC		   COM		  865378103	 524	 100000	SH	  sole	     n/a      100000	0	0
TEEKAY SHIPPING CORP	   COM		  Y8564W103	2248	  50000	SH	  sole	     n/a       50000	0	0
WALLOPER GOLD RES LTD	   COM		  932903107	 480	 440900	SH	  sole	     n/a      440900	0	0


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